UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments.

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)
21,710,811	TIAA-CREF Bond Plus Fund	$225,358,218
1,902,144	TIAA-CREF Emerging Markets Equity Fund	20,581,195
4,466,376	TIAA-CREF Enhanced International Equity Index Fund	30,103,372
4,975,458	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,371,266
5,820,705	TIAA-CREF Enhanced Large-Cap Value Index Fund	45,343,292
4,318,867	TIAA-CREF Growth & Income Fund	38,697,052
3,416,692	TIAA-CREF International Equity Fund	29,588,552
4,516,584	TIAA-CREF Large-Cap Growth Fund	46,069,155
3,713,870	TIAA-CREF Large-Cap Value Fund	44,343,613
182,430	TIAA-CREF Mid-Cap Growth Fund	3,374,958
208,601	TIAA-CREF Mid-Cap Value Fund	3,393,941
1,448,901	TIAA-CREF Small-Cap Equity Fund	19,806,480

	TOTAL TIAA-CREF FUNDS	553,031,094

	(Cost $547,344,714)

	TOTAL INVESTMENTS - 100.0%	553,031,094
	(Cost $547,344,714)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(99,964)

	NET ASSETS - 100.0%	$552,931,130

(a)       The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF MANAGED ALLOCATION FUND – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

2

TIAA-CREF MANAGED ALLOCATION FUND – Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2011, there were no significant transfers between levels by the Fund.

As of August 31, 2011, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investments

At August 31, 2011, the cost of portfolio investments for federal income tax purposes was $547,344,714. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $5,686,380, consisting of gross unrealized appreciation of $25,686,054 and gross unrealized depreciation of $(19,999,674).

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 40.4%
4,300,126	TIAA-CREF Bond Fund	$45,968,343
56,926	TIAA-CREF Bond Plus Fund	590,894
62,403	TIAA-CREF High-Yield Fund	596,573

	TOTAL FIXED INCOME	47,155,810

INFLATION-PROTECTED ASSETS - 10.0%
988,752	TIAA-CREF Inflation-Linked Bond Fund	11,716,708

	TOTAL INFLATION-PROTECTED ASSETS	11,716,708

INTERNATIONAL EQUITY - 9.7%
274,348	TIAA-CREF Emerging Markets Equity Fund	2,968,450
625,373	TIAA-CREF Enhanced International Equity Index Fund	4,215,015
483,403	TIAA-CREF International Equity Fund	4,186,271

	TOTAL INTERNATIONAL EQUITY	11,369,736

SHORT-TERM FIXED INCOME - 10.0%
1,123,147	TIAA-CREF Short-Term Bond Fund	11,725,657

	TOTAL SHORT-TERM FIXED INCOME	11,725,657

U.S. EQUITY - 29.7%
689,316	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,424,421
813,039	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,333,572
605,473	TIAA-CREF Growth & Income Fund	5,425,038
631,450	TIAA-CREF Large-Cap Growth Fund	6,440,794
529,026	TIAA-CREF Large-Cap Value Fund	6,316,574
25,984	TIAA-CREF Mid-Cap Growth Fund	480,703
29,411	TIAA-CREF Mid-Cap Value Fund	478,519
201,054	TIAA-CREF Small-Cap Equity Fund	2,748,409

	TOTAL U.S. EQUITY	34,648,030

	TOTAL TIAA-CREF FUNDS	116,615,941

	(Cost $108,994,779)

	TOTAL INVESTMENTS - 99.8%	116,615,941
	(Cost $108,994,779)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	280,104

	NET ASSETS - 100.0%	$116,896,045

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.5%
21,827,437	TIAA-CREF Bond Fund	$233,335,300
584,091	TIAA-CREF Bond Plus Fund	6,062,862
621,905	TIAA-CREF High-Yield Fund	5,945,407

	TOTAL FIXED INCOME	245,343,569

INFLATION-PROTECTED ASSETS - 6.4%
3,477,623	TIAA-CREF Inflation-Linked Bond Fund	41,209,832

	TOTAL INFLATION-PROTECTED ASSETS	41,209,832

INTERNATIONAL EQUITY - 12.0%
1,840,916	TIAA-CREF Emerging Markets Equity Fund	19,918,707
4,192,788	TIAA-CREF Enhanced International Equity Index Fund	28,259,394
3,238,573	TIAA-CREF International Equity Fund	28,046,040

	TOTAL INTERNATIONAL EQUITY	76,224,141

SHORT-TERM FIXED INCOME - 6.4%
3,944,450	TIAA-CREF Short-Term Bond Fund	41,180,056

	TOTAL SHORT-TERM FIXED INCOME	41,180,056

U.S. EQUITY - 36.4%
4,615,137	TIAA-CREF Enhanced Large-Cap Growth Index Fund	43,013,072
5,443,746	TIAA-CREF Enhanced Large-Cap Value Index Fund	42,406,785
4,052,150	TIAA-CREF Growth & Income Fund	36,307,266
4,227,063	TIAA-CREF Large-Cap Growth Fund	43,116,046
3,531,082	TIAA-CREF Large-Cap Value Fund	42,161,114
173,884	TIAA-CREF Mid-Cap Growth Fund	3,216,863
196,809	TIAA-CREF Mid-Cap Value Fund	3,202,091
1,346,441	TIAA-CREF Small-Cap Equity Fund	18,405,844

	TOTAL U.S. EQUITY	231,829,081

	TOTAL TIAA-CREF FUNDS	635,786,679

	(Cost $607,525,132)

	TOTAL INVESTMENTS - 99.7%	635,786,679
	(Cost $607,525,132)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,621,229

	NET ASSETS - 100.0%	$637,407,908

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 35.1%
25,231,686	TIAA-CREF Bond Fund	$269,726,725
1,477,922	TIAA-CREF Bond Plus Fund	15,340,834
1,575,056	TIAA-CREF High-Yield Fund	15,057,532

	TOTAL FIXED INCOME	300,125,091

INFLATION-PROTECTED ASSETS - 4.5%
3,225,858	TIAA-CREF Inflation-Linked Bond Fund	38,226,423

	TOTAL INFLATION-PROTECTED ASSETS	38,226,423

INTERNATIONAL EQUITY - 13.8%
2,842,829	TIAA-CREF Emerging Markets Equity Fund	30,759,405
6,462,760	TIAA-CREF Enhanced International Equity Index Fund	43,559,004
5,001,105	TIAA-CREF International Equity Fund	43,309,569

	TOTAL INTERNATIONAL EQUITY	117,627,978

SHORT-TERM FIXED INCOME - 4.5%
3,639,779	TIAA-CREF Short-Term Bond Fund	37,999,290

	TOTAL SHORT-TERM FIXED INCOME	37,999,290

U.S. EQUITY - 41.8%
7,099,162	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,164,188
8,379,895	TIAA-CREF Enhanced Large-Cap Value Index Fund	65,279,380
6,236,798	TIAA-CREF Growth & Income Fund	55,881,712
6,512,720	TIAA-CREF Large-Cap Growth Fund	66,429,745
5,438,044	TIAA-CREF Large-Cap Value Fund	64,930,245
268,734	TIAA-CREF Mid-Cap Growth Fund	4,971,574
303,614	TIAA-CREF Mid-Cap Value Fund	4,939,805
2,072,360	TIAA-CREF Small-Cap Equity Fund	28,329,161

	TOTAL U.S. EQUITY	356,925,810

	TOTAL TIAA-CREF FUNDS	850,904,592

	(Cost $815,805,345)

	TOTAL INVESTMENTS - 99.7%	850,904,592
	(Cost $815,805,345)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,541,843

	NET ASSETS - 100.0%	$853,446,435

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 31.4%
23,898,785	TIAA-CREF Bond Fund	$255,478,015
3,578,958	TIAA-CREF Bond Plus Fund	37,149,588
3,010,727	TIAA-CREF High-Yield Fund	28,782,550

	TOTAL FIXED INCOME	321,410,153

INFLATION-PROTECTED ASSETS - 2.5%
2,139,143	TIAA-CREF Inflation-Linked Bond Fund	25,348,842

	TOTAL INFLATION-PROTECTED ASSETS	25,348,842

INTERNATIONAL EQUITY - 15.6%
3,854,549	TIAA-CREF Emerging Markets Equity Fund	41,706,217
8,776,084	TIAA-CREF Enhanced International Equity Index Fund	59,150,809
6,763,119	TIAA-CREF International Equity Fund	58,568,608

	TOTAL INTERNATIONAL EQUITY	159,425,634

SHORT-TERM FIXED INCOME - 2.5%
2,414,778	TIAA-CREF Short-Term Bond Fund	25,210,280

	TOTAL SHORT-TERM FIXED INCOME	25,210,280

U.S. EQUITY - 47.6%
9,722,666	TIAA-CREF Enhanced Large-Cap Growth Index Fund	90,615,247
11,467,448	TIAA-CREF Enhanced Large-Cap Value Index Fund	89,331,417
8,528,326	TIAA-CREF Growth & Income Fund	76,413,801
8,899,050	TIAA-CREF Large-Cap Growth Fund	90,770,313
7,405,501	TIAA-CREF Large-Cap Value Fund	88,421,678
365,499	TIAA-CREF Mid-Cap Growth Fund	6,761,735
413,101	TIAA-CREF Mid-Cap Value Fund	6,721,153
2,835,088	TIAA-CREF Small-Cap Equity Fund	38,755,650

	TOTAL U.S. EQUITY	487,790,994

	TOTAL TIAA-CREF FUNDS	1,019,185,903

	(Cost $977,108,104)

	TOTAL INVESTMENTS - 99.6%	1,019,185,903
	(Cost $977,108,104)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,787,855

	NET ASSETS - 100.0%	$1,022,973,758

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 27.6%
16,324,635	TIAA-CREF Bond Fund	$174,510,344
5,337,362	TIAA-CREF Bond Plus Fund	55,401,822
3,904,425	TIAA-CREF High-Yield Fund	37,326,305

	TOTAL FIXED INCOME	267,238,471

INFLATION-PROTECTED ASSETS - 0.4%
356,806	TIAA-CREF Inflation-Linked Bond Fund	4,228,154

	TOTAL INFLATION-PROTECTED ASSETS	4,228,154

INTERNATIONAL EQUITY - 17.6%
4,108,309	TIAA-CREF Emerging Markets Equity Fund	44,451,907
9,363,860	TIAA-CREF Enhanced International Equity Index Fund	63,112,417
7,222,464	TIAA-CREF International Equity Fund	62,546,537

	TOTAL INTERNATIONAL EQUITY	170,110,861

SHORT-TERM FIXED INCOME - 0.4%
398,126	TIAA-CREF Short-Term Bond Fund	4,156,430

	TOTAL SHORT-TERM FIXED INCOME	4,156,430

U.S. EQUITY - 53.6%
10,326,853	TIAA-CREF Enhanced Large-Cap Growth Index Fund	96,246,268
12,184,508	TIAA-CREF Enhanced Large-Cap Value Index Fund	94,917,317
9,064,442	TIAA-CREF Growth & Income Fund	81,217,405
9,456,126	TIAA-CREF Large-Cap Growth Fund	96,452,489
7,887,990	TIAA-CREF Large-Cap Value Fund	94,182,600
389,702	TIAA-CREF Mid-Cap Growth Fund	7,209,479
440,628	TIAA-CREF Mid-Cap Value Fund	7,169,016
3,012,506	TIAA-CREF Small-Cap Equity Fund	41,180,955

	TOTAL U.S. EQUITY	518,575,529

	TOTAL TIAA-CREF FUNDS	964,309,445

	(Cost $925,725,482)

	TOTAL INVESTMENTS - 99.6%	964,309,445
	(Cost $925,725,482)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,784,585

	NET ASSETS - 100.0%	$968,094,030

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 20.5%
8,760,310	TIAA-CREF Bond Fund	$93,647,714
5,559,694	TIAA-CREF Bond Plus Fund	57,709,623
4,001,895	TIAA-CREF High-Yield Fund	38,258,115

	TOTAL FIXED INCOME	189,615,452

INTERNATIONAL EQUITY - 19.5%
4,373,888	TIAA-CREF Emerging Markets Equity Fund	47,325,469
9,930,416	TIAA-CREF Enhanced International Equity Index Fund	66,931,002
7,646,575	TIAA-CREF International Equity Fund	66,219,338

	TOTAL INTERNATIONAL EQUITY	180,475,809

U.S. EQUITY - 59.5%
10,945,667	TIAA-CREF Enhanced Large-Cap Growth Index Fund	102,013,616
12,908,561	TIAA-CREF Enhanced Large-Cap Value Index Fund	100,557,688
9,604,528	TIAA-CREF Growth & Income Fund	86,056,572
10,010,162	TIAA-CREF Large-Cap Growth Fund	102,103,656
8,346,890	TIAA-CREF Large-Cap Value Fund	99,661,865
411,637	TIAA-CREF Mid-Cap Growth Fund	7,615,284
466,129	TIAA-CREF Mid-Cap Value Fund	7,583,917
3,193,678	TIAA-CREF Small-Cap Equity Fund	43,657,583

	TOTAL U.S. EQUITY	549,250,181

	TOTAL TIAA-CREF FUNDS	919,341,442

	(Cost $878,298,402)

	TOTAL INVESTMENTS - 99.5%	919,341,442
	(Cost $878,298,402)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,962,200

	NET ASSETS - 100.0%	$924,303,642

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 12.4%
1,521,971	TIAA-CREF Bond Fund	$16,269,867
5,769,791	TIAA-CREF Bond Plus Fund	59,890,426
4,005,825	TIAA-CREF High-Yield Fund	38,295,686

	TOTAL FIXED INCOME	114,455,979

INTERNATIONAL EQUITY - 21.5%
4,798,790	TIAA-CREF Emerging Markets Equity Fund	51,922,904
10,899,710	TIAA-CREF Enhanced International Equity Index Fund	73,464,045
8,396,435	TIAA-CREF International Equity Fund	72,713,125

	TOTAL INTERNATIONAL EQUITY	198,100,074

U.S. EQUITY - 65.5%
12,051,148	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,316,703
14,213,887	TIAA-CREF Enhanced Large-Cap Value Index Fund	110,726,183
10,572,295	TIAA-CREF Growth & Income Fund	94,727,765
11,019,398	TIAA-CREF Large-Cap Growth Fund	112,397,857
9,187,486	TIAA-CREF Large-Cap Value Fund	109,698,585
453,527	TIAA-CREF Mid-Cap Growth Fund	8,390,253
512,853	TIAA-CREF Mid-Cap Value Fund	8,344,111
3,513,507	TIAA-CREF Small-Cap Equity Fund	48,029,647

	TOTAL U.S. EQUITY	604,631,104

	TOTAL TIAA-CREF FUNDS	917,187,157

	(Cost $868,628,002)

	TOTAL INVESTMENTS - 99.4%	917,187,157
	(Cost $868,628,002)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	5,166,794

	NET ASSETS - 100.0%	$922,353,951

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.6%
8,238,390	TIAA-CREF Bond Plus Fund	$85,514,490
5,880,855	TIAA-CREF High-Yield Fund	56,220,976

	TOTAL FIXED INCOME	141,735,466

INTERNATIONAL EQUITY - 21.9%
7,076,253	TIAA-CREF Emerging Markets Equity Fund	76,565,054
16,058,078	TIAA-CREF Enhanced International Equity Index Fund	108,231,445
12,365,443	TIAA-CREF International Equity Fund	107,084,736

	TOTAL INTERNATIONAL EQUITY	291,881,235

U.S. EQUITY - 67.0%
17,776,927	TIAA-CREF Enhanced Large-Cap Growth Index Fund	165,680,959
20,960,277	TIAA-CREF Enhanced Large-Cap Value Index Fund	163,280,556
15,589,325	TIAA-CREF Growth & Income Fund	139,680,348
16,255,494	TIAA-CREF Large-Cap Growth Fund	165,806,042
13,544,129	TIAA-CREF Large-Cap Value Fund	161,716,898
670,251	TIAA-CREF Mid-Cap Growth Fund	12,399,647
757,361	TIAA-CREF Mid-Cap Value Fund	12,322,256
5,181,411	TIAA-CREF Small-Cap Equity Fund	70,829,892

	TOTAL U.S. EQUITY	891,716,598

	TOTAL TIAA-CREF FUNDS	1,325,333,299

	(Cost $1,246,967,486)

	TOTAL INVESTMENTS - 99.5%	1,325,333,299
	(Cost $1,246,967,486)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	6,113,453

	NET ASSETS - 100.0%	$1,331,446,752

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.5%
1,136,170	TIAA-CREF Bond Plus Fund	$11,793,444
832,236	TIAA-CREF High-Yield Fund	7,956,175

	TOTAL FIXED INCOME	19,749,619

INTERNATIONAL EQUITY - 22.1%
1,010,011	TIAA-CREF Emerging Markets Equity Fund	10,928,318
2,294,959	TIAA-CREF Enhanced International Equity Index Fund	15,468,025
1,786,686	TIAA-CREF International Equity Fund	15,472,703

	TOTAL INTERNATIONAL EQUITY	41,869,046

U.S. EQUITY - 66.5%
2,498,472	TIAA-CREF Enhanced Large-Cap Growth Index Fund	23,285,756
2,950,737	TIAA-CREF Enhanced Large-Cap Value Index Fund	22,986,244
2,196,285	TIAA-CREF Growth & Income Fund	19,678,711
2,293,803	TIAA-CREF Large-Cap Growth Fund	23,396,789
1,923,455	TIAA-CREF Large-Cap Value Fund	22,966,051
94,790	TIAA-CREF Mid-Cap Growth Fund	1,753,611
107,075	TIAA-CREF Mid-Cap Value Fund	1,742,113
730,034	TIAA-CREF Small-Cap Equity Fund	9,979,568

	TOTAL U.S. EQUITY	125,788,843

	TOTAL TIAA-CREF FUNDS	187,407,508

	(Cost $177,919,253)

	TOTAL INVESTMENTS - 99.1%	187,407,508
	(Cost $177,919,253)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	1,623,767

	NET ASSETS - 100.0%	$189,031,275

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.4%
602,141	TIAA-CREF Bond Plus Fund	$6,250,228
441,065	TIAA-CREF High-Yield Fund	4,216,584

	TOTAL FIXED INCOME	10,466,812

INTERNATIONAL EQUITY - 22.2%
538,766	TIAA-CREF Emerging Markets Equity Fund	5,829,453
1,224,260	TIAA-CREF Enhanced International Equity Index Fund	8,251,512
954,159	TIAA-CREF International Equity Fund	8,263,016

	TOTAL INTERNATIONAL EQUITY	22,343,981

U.S. EQUITY - 66.7%
1,330,546	TIAA-CREF Enhanced Large-Cap Growth Index Fund	12,400,689
1,571,533	TIAA-CREF Enhanced Large-Cap Value Index Fund	12,242,242
1,169,701	TIAA-CREF Growth & Income Fund	10,480,524
1,221,638	TIAA-CREF Large-Cap Growth Fund	12,460,704
1,025,139	TIAA-CREF Large-Cap Value Fund	12,240,155
50,443	TIAA-CREF Mid-Cap Growth Fund	933,197
57,021	TIAA-CREF Mid-Cap Value Fund	927,729
388,733	TIAA-CREF Small-Cap Equity Fund	5,313,977

	TOTAL U.S. EQUITY	66,999,217

	TOTAL TIAA-CREF FUNDS	99,810,010

	(Cost $95,435,274)

	TOTAL INVESTMENTS - 99.3%	99,810,010
	(Cost $95,435,274)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	742,412

	NET ASSETS - 100.0%	$100,552,422

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 10.8%
55,679	TIAA-CREF Bond Plus Fund	$577,951
40,132	TIAA-CREF High-Yield Fund	383,660

	TOTAL FIXED INCOME	961,611

INTERNATIONAL EQUITY - 21.8%
47,235	TIAA-CREF Emerging Markets Equity Fund	511,084
107,888	TIAA-CREF Enhanced International Equity Index Fund	727,166
81,267	TIAA-CREF International Equity Fund	703,769

	TOTAL INTERNATIONAL EQUITY	1,942,019

U.S. EQUITY - 67.3%
121,808	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,135,253
140,534	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,094,759
104,927	TIAA-CREF Growth & Income Fund	940,145
110,317	TIAA-CREF Large-Cap Growth Fund	1,125,233
89,473	TIAA-CREF Large-Cap Value Fund	1,068,304
4,363	TIAA-CREF Mid-Cap Growth Fund	80,716
5,082	TIAA-CREF Mid-Cap Value Fund	82,682
35,038	TIAA-CREF Small-Cap Equity Fund	478,970

	TOTAL U.S. EQUITY	6,006,062

	TOTAL TIAA-CREF FUNDS	8,909,692

	(Cost $10,063,964)

	TOTAL INVESTMENTS - 99.9%	8,909,692
	(Cost $10,063,964)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	9,054

	NET ASSETS - 100.0%	$8,918,746

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2011, there were no significant transfers between levels by the Funds.

As of August 31, 2011, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investments

At August 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Retirement Income	$108,994,779	$7,765,928	$(144,766)	$7,621,162
Lifecycle 2010	607,525,132	37,656,988	(9,395,441)	28,261,547
Lifecycle 2015	815,805,345	49,429,482	(14,330,235)	35,099,247
Lifecycle 2020	977,108,104	58,767,645	(16,689,846)	42,077,799
Lifecycle 2025	925,725,482	56,463,944	(17,879,981)	38,583,963
Lifecycle 2030	878,298,402	57,940,294	(16,897,254)	41,043,040
Lifecycle 2035	868,628,002	60,341,912	(11,782,757)	48,559,155
Lifecycle 2040	1,246,967,486	92,127,008	(13,761,195)	78,365,813
Lifecycle 2045	177,919,253	10,142,694	(654,439)	9,488,255
Lifecycle 2050	95,435,274	4,775,754	(401,018)	4,374,736
Lifecycle 2055	10,063,964	6,124	(1,160,396)	(1,154,272)

13

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 50.5%
531,494	TIAA-CREF Bond Index Fund	$5,681,675

	TOTAL FIXED INCOME	5,681,675

INFLATION-PROTECTED ASSETS - 10.0%
95,429	TIAA-CREF Inflation-Linked Bond Fund	1,130,833

	TOTAL INFLATION-PROTECTED ASSETS	1,130,833

INTERNATIONAL EQUITY - 9.9%
26,980	TIAA CREF Emerging Markets Equity Index Fund	290,842
53,007	TIAA-CREF International Equity Index Fund	824,257

	TOTAL INTERNATIONAL EQUITY	1,115,099

U.S. EQUITY - 29.6%
358,022	TIAA-CREF Equity Index Fund	3,333,181

	TOTAL U.S. EQUITY	3,333,181

	TOTAL TIAA-CREF FUNDS	11,260,788

	(Cost $10,673,716)

	TOTAL INVESTMENTS - 100.0%	11,260,788
	(Cost $10,673,716)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(981)

	NET ASSETS - 100.0%	$11,259,807

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 45.1%
2,788,445	TIAA-CREF Bond Index Fund	$29,808,480

	TOTAL FIXED INCOME	29,808,480

INFLATION-PROTECTED ASSETS - 6.5%
360,669	TIAA-CREF Inflation-Linked Bond Fund	4,273,924

	TOTAL INFLATION-PROTECTED ASSETS	4,273,924

INTERNATIONAL EQUITY - 12.1%
193,508	TIAA CREF Emerging Markets Equity Index Fund	2,086,012
379,899	TIAA-CREF International Equity Index Fund	5,907,431

	TOTAL INTERNATIONAL EQUITY	7,993,443

U.S. EQUITY - 36.2%
2,574,690	TIAA-CREF Equity Index Fund	23,970,365

	TOTAL U.S. EQUITY	23,970,365

	TOTAL TIAA-CREF FUNDS	66,046,212

	(Cost $63,639,821)

	TOTAL INVESTMENTS - 99.9%	66,046,212
	(Cost $63,639,821)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	94,868

	NET ASSETS - 100.0%	$66,141,080

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.7%
3,627,794	TIAA-CREF Bond Index Fund	$38,781,116

	TOTAL FIXED INCOME	38,781,116

INFLATION-PROTECTED ASSETS - 4.5%
367,362	TIAA-CREF Inflation-Linked Bond Fund	4,353,244

	TOTAL INFLATION-PROTECTED ASSETS	4,353,244

INTERNATIONAL EQUITY - 13.9%
328,711	TIAA CREF Emerging Markets Equity Index Fund	3,543,510
645,272	TIAA-CREF International Equity Index Fund	10,033,979

	TOTAL INTERNATIONAL EQUITY	13,577,489

U.S. EQUITY - 41.7%
4,376,912	TIAA-CREF Equity Index Fund	40,749,054

	TOTAL U.S. EQUITY	40,749,054

	TOTAL TIAA-CREF FUNDS	97,460,903

	(Cost $94,141,045)

	TOTAL INVESTMENTS - 99.8%	97,460,903
	(Cost $94,141,045)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	154,688

	NET ASSETS - 100.0%	$97,615,591

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 33.7%
3,707,318	TIAA-CREF Bond Index Fund	$39,631,226

	TOTAL FIXED INCOME	39,631,226

INFLATION-PROTECTED ASSETS - 2.4%
243,186	TIAA-CREF Inflation-Linked Bond Fund	2,881,754

	TOTAL INFLATION-PROTECTED ASSETS	2,881,754

INTERNATIONAL EQUITY - 15.9%
451,366	TIAA CREF Emerging Markets Equity Index Fund	4,865,731
886,958	TIAA-CREF International Equity Index Fund	13,792,198

	TOTAL INTERNATIONAL EQUITY	18,657,929

U.S. EQUITY - 47.6%
6,017,548	TIAA-CREF Equity Index Fund	56,023,372

	TOTAL U.S. EQUITY	56,023,372

	TOTAL TIAA-CREF FUNDS	117,194,281

	(Cost $113,390,501)

	TOTAL INVESTMENTS - 99.6%	117,194,281
	(Cost $113,390,501)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	421,250

	NET ASSETS - 100.0%	$117,615,531

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 27.7%
2,804,578	TIAA-CREF Bond Index Fund	$29,980,942

	TOTAL FIXED INCOME	29,980,942

INFLATION-PROTECTED ASSETS - 0.4%
39,949	TIAA-CREF Inflation-Linked Bond Fund	473,392

	TOTAL INFLATION-PROTECTED ASSETS	473,392

INTERNATIONAL EQUITY - 17.8%
466,516	TIAA CREF Emerging Markets Equity Index Fund	5,029,038
916,130	TIAA-CREF International Equity Index Fund	14,245,826

	TOTAL INTERNATIONAL EQUITY	19,274,864

U.S. EQUITY - 53.5%
6,214,903	TIAA-CREF Equity Index Fund	57,860,743

	TOTAL U.S. EQUITY	57,860,743

	TOTAL TIAA-CREF FUNDS	107,589,941

	(Cost $104,362,083)

	TOTAL INVESTMENTS - 99.4%	107,589,941
	(Cost $104,362,083)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	611,695

	NET ASSETS - 100.0%	$108,201,636

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 20.3%
2,238,044	TIAA-CREF Bond Index Fund	$23,924,695

	TOTAL FIXED INCOME	23,924,695

INTERNATIONAL EQUITY - 19.8%
564,451	TIAA CREF Emerging Markets Equity Index Fund	6,084,779
1,107,463	TIAA-CREF International Equity Index Fund	17,221,048

	TOTAL INTERNATIONAL EQUITY	23,305,827

U.S. EQUITY - 59.7%
7,560,035	TIAA-CREF Equity Index Fund	70,383,923

	TOTAL U.S. EQUITY	70,383,923

	TOTAL TIAA-CREF FUNDS	117,614,445

	(Cost $114,022,433)

	TOTAL INVESTMENTS - 99.8%	117,614,445
	(Cost $114,022,433)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	286,699

	NET ASSETS - 100.0%	$117,901,144

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 12.3%
1,253,747	TIAA-CREF Bond Index Fund	$13,402,557

	TOTAL FIXED INCOME	13,402,557

INTERNATIONAL EQUITY - 21.6%
567,388	TIAA CREF Emerging Markets Equity Index Fund	6,116,443
1,112,210	TIAA-CREF International Equity Index Fund	17,294,867

	TOTAL INTERNATIONAL EQUITY	23,411,310

U.S. EQUITY - 65.8%
7,666,699	TIAA-CREF Equity Index Fund	71,376,967

	TOTAL U.S. EQUITY	71,376,967

	TOTAL TIAA-CREF FUNDS	108,190,834

	(Cost $104,994,008)

	TOTAL INVESTMENTS - 99.7%	108,190,834
	(Cost $104,994,008)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	276,924

	NET ASSETS - 100.0%	$108,467,758

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.7%
1,408,593	TIAA-CREF Bond Index Fund	$15,057,861

	TOTAL FIXED INCOME	15,057,861

INTERNATIONAL EQUITY - 21.9%
752,114	TIAA CREF Emerging Markets Equity Index Fund	8,107,788
1,476,247	TIAA-CREF International Equity Index Fund	22,955,638

	TOTAL INTERNATIONAL EQUITY	31,063,426

U.S. EQUITY - 67.1%
10,209,716	TIAA-CREF Equity Index Fund	95,052,452

	TOTAL U.S. EQUITY	95,052,452

	TOTAL TIAA-CREF FUNDS	141,173,739

	(Cost $136,414,490)

	TOTAL INVESTMENTS - 99.7%	141,173,739
	(Cost $136,414,490)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	468,884

	NET ASSETS - 100.0%	$141,642,623

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 10.6%
362,942	TIAA-CREF Bond Index Fund	$3,879,849

	TOTAL FIXED INCOME	3,879,849

INTERNATIONAL EQUITY - 21.9%
193,892	TIAA CREF Emerging Markets Equity Index Fund	2,090,156
380,389	TIAA-CREF International Equity Index Fund	5,915,053

	TOTAL INTERNATIONAL EQUITY	8,005,209

U.S. EQUITY - 66.9%
2,630,509	TIAA-CREF Equity Index Fund	24,490,036

	TOTAL U.S. EQUITY	24,490,036

	TOTAL TIAA-CREF FUNDS	36,375,094

	(Cost $35,453,097)

	TOTAL INVESTMENTS - 99.4%	36,375,094
	(Cost $35,453,097)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	226,323

	NET ASSETS - 100.0%	$36,601,417

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.6%
241,195	TIAA-CREF Bond Index Fund	$2,578,372

	TOTAL FIXED INCOME	2,578,372

INTERNATIONAL EQUITY - 21.9%
128,822	TIAA CREF Emerging Markets Equity Index Fund	1,388,697
252,714	TIAA-CREF International Equity Index Fund	3,929,702

	TOTAL INTERNATIONAL EQUITY	5,318,399

U.S. EQUITY - 67.0%
1,748,280	TIAA-CREF Equity Index Fund	16,276,487

	TOTAL U.S. EQUITY	16,276,487

	TOTAL TIAA-CREF FUNDS	24,173,258

	(Cost $23,441,639)

	TOTAL INVESTMENTS - 99.5%	24,173,258
	(Cost $23,441,639)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	132,633

	NET ASSETS - 100.0%	$24,305,891

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2011

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 10.7%
89,571	TIAA-CREF Bond Index Fund	$957,509

	TOTAL FIXED INCOME	957,509

INTERNATIONAL EQUITY - 22.0%
47,877	TIAA CREF Emerging Markets Equity Index Fund	516,119
94,091	TIAA-CREF International Equity Index Fund	1,463,110

	TOTAL INTERNATIONAL EQUITY	1,979,229

U.S. EQUITY - 67.3%
648,800	TIAA-CREF Equity Index Fund	6,040,325

	TOTAL U.S. EQUITY	6,040,325

	TOTAL TIAA-CREF FUNDS	8,977,063

	(Cost $9,999,451)

	TOTAL INVESTMENTS - 100.0%	8,977,063
	(Cost $9,999,451)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	4,269

	NET ASSETS - 100.0%	$8,981,332

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of August 31, 2011, there were no significant transfers between levels by the Funds.

As of August 31, 2011, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investments

At August 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)

Lifecycle Index Retirement Income	$10,673,716	$604,182	$(17,110)	$587,072
Lifecycle Index 2010	63,639,821	2,567,166	(160,775)	2,406,391
Lifecycle Index 2015	94,141,045	3,590,402	(270,544)	3,319,858
Lifecycle Index 2020	113,390,501	4,195,270	(391,490)	3,803,780
Lifecycle Index 2025	104,362,083	3,623,105	(395,247)	3,227,858
Lifecycle Index 2030	114,022,433	4,119,760	(527,748)	3,592,012
Lifecycle Index 2035	104,994,008	3,678,880	(482,054)	3,196,826
Lifecycle Index 2040	136,414,490	5,360,182	(600,933)	4,759,249
Lifecycle Index 2045	35,453,097	1,137,663	(215,666)	921,997
Lifecycle Index 2050	23,441,639	867,805	(136,186)	731,619
Lifecycle Index 2055	9,999,451	29,558	(1,051,946)	(1,022,388)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: October 17, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 17, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: October 17, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer